Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease commitments subsequent to December 31, 2020 are as follows (in thousands):

2021	$1,521
2022	1,559
2023	1,598
2024	1,638
2025	1,114

Total	$7,430